Long-term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Senior unsecured bond	$ 175,000	$ 175,000
Secured long-term debt	324,015	347,590
Total	499,015	522,590
Less: Deferred financing costs	(7,001)	(7,973)
Long-term debt, net of deferred financing costs	492,014	514,617
Less: Current long term debt, net of deferred financing costs current	(45,292)	(45,230)
Long-term debt, excluding current maturities	$ 446,722	$ 469,387